Other operating income, other operating expenses, restructuring income and expenses, financial result (Tables)	9 Months Ended
Sep. 30, 2018
Analysis of income and expense [abstract]
Disclosure of finance income and costs
The table below presents a breakdown of financial result for the nine months ended September 30, 2018 and 2017:

Financial Result	In USD k
	For the Nine Months Ended Sep 30,
	2018	2017
Interest expense on term loans	(16,730)	(17,918)
Amortization of transaction costs	(2,310)	(2,506)
Commitment bank charge	(1,264)	(630)
Interest income	2,857	1,018
Interest on non-current provisions	(1,545)	(1,419)
Other interest expense, net	(2,268)	(5,436)
Total net interest expenses	(21,260)	(26,891)
Gains from foreign currency revaluation	22,876	32,113
Losses from foreign currency revaluation	(24,726)	(35,984)
Net foreign currency revaluation impact	(1,850)	(3,871)
Bank guarantee expense	(15)	(437)
Share of profit of joint ventures	453	404
Financial Result	(22,672)	(30,795)